FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - Foreign Currency Risk € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 EUR (€)
EUR
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ 3,657	$ (62,449)	$ 439		¥ 27,201	$ 2,685	$ (55)
CNY
Credit-risk rating
Impact on profit or loss from change in functional currency		(1,335)	$ (236)	€ 23,164		(1,262)	(2,071)	€ 13,120
USD
Credit-risk rating
Impact on profit or loss from change in functional currency	(105)			(2,302)	(969)			(876)
TWD
Credit-risk rating
Impact on profit or loss from change in functional currency	1	53		1,404	(28)	61	$ 269	1,262
HKD
Credit-risk rating
Impact on profit or loss from change in functional currency	(3,344)	(267)		(2,851)	(17,794)	(585)		(6,887)
KRW
Credit-risk rating
Impact on profit or loss from change in functional currency	¥ 33	$ (134)		€ (2,541)	¥ 1,009	$ (154)		€ (2,658)